CASH AND DUE FROM BANKS (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and clearing	[1]	S/ 7,435,807		S/ 6,019,776
Interbank funds	[1]	14,732,709		17,202,211
Total cash and cash equivalents		22,160,803	S/ 23,212,197	23,212,197	S/ 16,633,196	S/ 22,044,868
Total cash	[1]	22,168,516		23,221,987
cash and deposits with banks [Member]
Cash and clearing	[2]	6,169,795		5,034,569
Deposits with Central Reserve Bank of Peru - BCRP	[2]	13,206,885		15,136,245
Deposits with local and foreign banks	[3]	2,509,520		2,828,830
Interbank funds		253,970		207,559
Accrued interest		20,633		4,994
Total cash and cash equivalents		22,160,803		23,212,197
Restricted funds		7,713		9,790
Total cash		S/ 22,168,516		S/ 23,221,987

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).
[2]	Cash and clearing and deposits with Central Reserve Bank of Peru -
[3]	Deposits with local and foreign banks -